Summary of Company's Revenue Generated by Saas Product (Details) - Revenue Benchmark [Member] - Product Concentration Risk [Member]	6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage	100.00%		100.00%		100.00%	100.00%
Demio [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage	34.20%		91.00%		34.20%	91.00%
OpenReel [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage	45.00%		5.20%		45.00%	5.20%
Vidello [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage	18.60%	[1]		[1]	18.60%
Reach [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Percentage	2.20%		3.80%		2.20%	3.80%

[1]	The Vidello acquisition occurred on January 31, 2025 (refer to Note 4 – Acquisitions and therefore does not represent activity for the full six month period in 2025.